Leases - Right-of-use Assets (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 CAD ($)
Leases [Abstract]
Additions	$ 7,262
Terminations	(381)
Depreciation	(2,090)
Lease inducement allowance	3
Exchange rate effect	189
Ending balance	$ 11,492